CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Revenue	$ 5,027,003	$ 5,986,686	$ 8,869,425	$ 12,319,763	$ 19,960,376	$ 19,684,030
Total	5,027,003	5,986,686	8,869,425	12,319,763	19,960,376	19,684,030
Cost of Goods Sold	3,090,595	3,738,337	5,357,305	7,714,736	12,867,466	12,548,637
Gross Profit	1,936,408	2,248,350	3,512,120	4,605,027	7,092,910	7,135,393
OPERATING EXPENSES:
General and administrative	682,891	786,799	1,615,137	1,592,026	2,636,326	3,100,320
Selling and marketing	910,953	588,512	1,514,757	1,156,878	2,378,413	2,415,183
Depreciation and amortization	55,388	56,448	110,665	112,897	226,046	232,338
Total operating expenses	1,649,233	1,431,759	3,240,559	2,861,801	5,240,785	5,747,841
OPERATING INCOME (LOSS)	287,175	816,591	271,561	1,743,226	1,852,125	1,387,552
OTHER (INCOME) AND EXPENSES
Interest expense	$ 19,880	$ 24,375	$ 40,528	49,393	94,667	40,906
Other expense (income)				(87,500)	(87,500)	(36,279)
Total other (income) expense	$ 19,880	$ 24,375	$ 40,528	(38,107)	7,167	4,627
INCOME TAXES (BENEFIT)	23,758	67,000	29,758	162,771	171,354	90,500
NET INCOME (LOSS)	$ 243,537	$ 725,215	$ 201,274	$ 1,618,561	$ 1,673,602	$ 1,292,425
NET INCOME (LOSS) PER SHARE:
Basic	$ 0.03	$ 0.09	$ 0.02	$ 0.2	$ 0.20	$ 0.17
Diluted	$ 0.03	$ 0.08	$ 0.02	$ 0.19	$ 0.20	$ 0.14
Basic	8,092,281	8,190,368	8,138,204	8,164,193	8,180,428	7,830,909
Diluted	8,790,132	8,613,227	8,732,810	8,570,527	8,577,597	8,951,051